Nota 20 - Non-current assets and disposal groups classified as held for sale. Non-current assets and disposal groups classified as held for sale. Breakdown by items (Details) - EUR (€) € in Millions	Jun. 30, 2019		Dec. 31, 2018
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 1,505		€ 2,001
Foreclosures [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	1,771		2,211
Other assets from tangible assets [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	274		433
Business sale - Assets [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	29		29
Accrued Amortization [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	(32)	[1]	(44)	[2]
ImpairmentLosses [Member]
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	(537)		(628)
Total
Non-current Assets Or Disposal Groups Classified As Held For Sale
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 1,505		€ 2,001

[1]	(*) Accumulated amortization until related asset was reclassified as “non-current assets and disposal groups held for sale”.
[2]	(*) Accumulated amortization until related asset was reclassified as “non-current assets and disposal groups held for sale”.